Property, Plant and Equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,035,244	$ 1,106,263
Lorain Ohio facility [Member]
Property, Plant and Equipment [Line Items]
Fair value	$ 2,105,393